CHANGES IN EQUITY (Details 2) - BRL (R$) shares in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes In Equity
Balance, treasury shares acquired/realized (in shares)	4.4	8.5	5.8
Balance, treasury shares acquired/realized, amount	R$ (63.0)	R$ (131.8)	R$ (98.3)
Balance, treasury shares (in shares)	(948.8)	(941.6)	(939.5)
Balance, treasury shares, amount	R$ (1,011.8)	R$ (1,073.4)	R$ (1,037.8)
Changes during the year, treasury shares acquired/realized (in shares)	25.4	(4.1)	2.7
Changes during the year, treasury shares acquired/realized, amount	R$ (302.7)	R$ 68.8	R$ (33.5)
Changes during the year, treasury shares (in shares)	(18.3)	(7.2)	(2.1)
Changes during the year, treasury shares, amount	R$ (321.0)	R$ 61.6	R$ (35.6)
Balance, treasury shares acquired/realized (in shares)	29.8	4.4	8.5
Balance, treasury shares acquired/realized, amount	R$ (365.7)	R$ (63.0)	R$ (131.8)
Balance, treasury shares (in shares)	(967.1)	(948.8)	(941.6)
Balance, treasury shares, amount	R$ (1,332.8)	R$ (1,011.8)	R$ (1,073.4)